Parent only financial information - Condensed statements of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Condensed statements of cash flows
Net cash used in operating activities	¥ (405,765)	$ (58,833)	¥ (872,325)	¥ (368,046)
Net cash used in investing activities	(283,530)	(41,108)	(1,391,361)	(91,112)
Net cash provided by financing activities	537,767	77,969	2,192,792	1,138,126
Net increase (decrease) in cash and restricted cash	(122,622)	(17,778)	(102,913)	668,945
Cash and restricted cash at the beginning of the year	900,963	130,627	1,003,876	334,931
Cash and restricted cash at the end of the year	778,341	$ 112,849	900,963	1,003,876
Parent company
Condensed statements of cash flows
Net cash used in operating activities	(22,893)		(22,741)	(266)
Net cash used in investing activities	(734,299)		(3,121,321)	(97,873)
Net cash provided by financing activities	729,767		3,222,206	206,422
Effect of foreign currency exchange rate changes on cash	(12,308)		(17,660)	(10,012)
Net increase (decrease) in cash and restricted cash	(39,733)		60,484	98,271
Cash and restricted cash at the beginning of the year	158,755		98,271
Cash and restricted cash at the end of the year	¥ 119,022		¥ 158,755	¥ 98,271